DEBT (Details) (USD $)	1 Months Ended			2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011	May 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 29, 2010	Sep. 30, 2010	Jun. 30, 2012 Unsecured Convertible Notes Payable One [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable One [Member]	Jun. 30, 2012 Unsecured Convertible Notes Payable Two [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable Two [Member]	Jun. 30, 2012 Unsecured Convertible Notes Payable Three [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable Three [Member]	Jun. 30, 2012 Unsecured Convertible Notes Payable Four [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable Four [Member]	Jun. 30, 2012 Unsecured Promissory Note Bank [Member]	Sep. 30, 2011 Unsecured Promissory Note Bank [Member]	Sep. 30, 2010 Unsecured Promissory Note Bank [Member]	Jun. 30, 2012 Unsecured Promissory Notes Line Of Credit [Member]	Sep. 30, 2011 Unsecured Promissory Notes Line Of Credit [Member]	Sep. 30, 2010 Unsecured Promissory Notes Line Of Credit [Member]	Jun. 30, 2012 Unsecured Line Of Credit Bank [Member]	Sep. 30, 2011 Unsecured Line Of Credit Bank [Member]	Sep. 30, 2010 Unsecured Line Of Credit Bank [Member]	Jun. 30, 2012 Unsecured Convertible Notes Related Party One [Member]	Sep. 30, 2011 Unsecured Convertible Notes Related Party One [Member]	Jun. 30, 2012 Unsecured Convertible Notes Related Party Two [Member]	Sep. 30, 2011 Unsecured Convertible Notes Related Party Two [Member]	Jun. 30, 2012 Unsecured Convertible Notes Related Party Three [Member]	Sep. 30, 2011 Unsecured Convertible Notes Related Party Three [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party One [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party One [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party One [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Two [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Two [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Two [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Three [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Three [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Three [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Four [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Four [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Four [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Five [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Five [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Five [Member]	Jun. 30, 2012 Unsecured Promissory Notes Line Of Credit Related Party [Member]	Jun. 30, 2012 Unsecured Loan Payable [Member]	Sep. 30, 2011 Unsecured Loan Payable [Member]	Sep. 30, 2010 Unsecured Loan Payable [Member]	Sep. 30, 2011 Unsecured Loan Payable One [Member]	Sep. 30, 2010 Unsecured Loan Payable One [Member]	Jun. 30, 2012 Secured Lease Payable Bank [Member]		Sep. 30, 2011 Secured Lease Payable Bank [Member]		Sep. 30, 2008 Secured Lease Payable Bank [Member]	Sep. 30, 2010 Secured Lease Payable Bank [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Sep. 30, 2011 Convertible Notes Payable [Member]	Jun. 30, 2012 Convertible Notes Payable Related Party [Member]	Sep. 30, 2011 Convertible Notes Payable Related Party [Member]
Debt- current portion						$ 96,151		$ 96,151		$ 110,780		$ 506,908																																								$ 80,538	$ 80,538	$ 80,538	$ 0	$ 398,012	$ (15,613)	[1]	$ (30,242)	[1]		$ 28,358
Debt- current portion - related party										0		546,000																									0	273,000		0	273,000
Debt- long term, net of discount						2,668,533		2,668,533		2,807,869		38,111	3,665,763	0	1,250,000	0	925,000	0	3,965,000	0	0	300,000	0	0	1,500,000	0			0																												0	[1]	7,869	[1]		38,111
Long-term Line of Credit							1,000,000		1,000,000		3,250,000																0	1,000,000																																			(7,842,348)	0
Debt Instrument, Unamortized Discount																									0																																							0	(5,938,150)	0
Amortization of discount on convertible debt						559,090	0	1,414,594	0																																																						705,118	0	709,476	0
Debt- long term- related party, net of discount						$ 1,590,083		$ 1,590,083		$ 3,425,334		$ 0												$ 0	$ 1,750,000	$ 0				$ 5,683,757	$ 0	$ 100,000	$ 0	$ 1,035,000	$ 0	$ 0	$ 273,000	$ 0	$ 0	$ 273,000	$ 0	$ 0	$ 220,763	$ 0	$ 0	$ 133,571	$ 0	$ 0	$ 775,000	$ 0
Loan Payable Maturity Date Description																																																				Upon Demand	Upon Demand
Loan Payable Maturity Date																																					Nov. 01, 2016 [2]			Nov. 01, 2016 [2]			Nov. 01, 2016 [2]			Nov. 01, 2016 [2]			Nov. 01, 2016 [2]						Dec. 31, 2010 [3]		Dec. 31, 2012		Sep. 30, 2011
Debt Instrument, Maturity Date	Oct. 04, 2011				Dec. 31, 2010			Aug. 01, 2027					Nov. 01, 2016		Nov. 18, 2016		Dec. 09, 2016		Jun. 14, 2017		Nov. 01, 2016 [4]			Nov. 01, 2016 [4]	Nov. 01, 2016 [2]			Nov. 01, 2016 [2]		Nov. 01, 2016 [4]		Nov. 18, 2016		Jun. 14, 2017		Nov. 01, 2016 [4]			Nov. 01, 2016 [4]			Nov. 01, 2016 [4]			Nov. 01, 2016 [4]			Nov. 01, 2016 [4]			Nov. 01, 2016													Dec. 31, 2011
Line of Credit Facility, Expiration Date																						Nov. 01, 2016 [2]					Nov. 01, 2016 [4]
Lease Payable Maturity Date																																																									Dec. 31, 2012		Dec. 31, 2012
Loan Payable Interest Rate During Period					12.00%																																6.00%			6.00%			6.00%			6.00%			6.00%			10.00%	10.00%		12.00%
Capital Lease Interest Rate During Period																																																									6.45%		6.45%		6.45%
Capital Lease Interest Rate During Period Long Term																																																									6.45%
Debt Instrument, Interest Rate During Period		0.03%		0.03%				3.81%		6.00%			6.00%		6.00%		6.00%		6.00%		6.00%	6.00%		6.00%	6.00%			6.00%		6.00%		6.00%		6.00%
Line of Credit Facility, Interest Rate During Period			0.06%		3.00%					0.0325%																	6.00%
Loan Interest Rate During Period																																				6.00%			6.00%			6.00%			6.00%			6.00%

[1]	payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012
[2]	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of a private offering described in Note 15 Subsequent Events, this debt was refinanced to a long-term note.
[3]	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
[4]	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes.